N-4	Apr. 24, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Apr. 24, 2025
Amendment Flag	false
Soloist
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.30%[1]	1.33%[1]
	Investment options (underlying mutual fund fees and expenses)	0.40%[2]	1.59%[2]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,598.06	Highest Annual Cost Estimate: $2,562.85
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive underlying mutual fund fees and expenses ● No CDSC ● No additional purchase payments, transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive underlying mutual fund fees and expenses ● No CDSC ● No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.30%[1]	1.33%[1]
	Investment options (underlying mutual fund fees and expenses)	0.40%[2]	1.59%[2]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,598.06	Highest Annual Cost Estimate: $2,562.85
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive underlying mutual fund fees and expenses ● No CDSC ● No additional purchase payments, transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive underlying mutual fund fees and expenses ● No CDSC ● No additional purchase payments, transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.33%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge.
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.59%
Investment Options (of Other Amount) Minimum [Percent]	0.40%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets.
Lowest Annual Cost [Dollars]	$ 1,598.06
Highest Annual Cost [Dollars]	$ 2,562.85
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). The benefits of tax deferral provided through an
Individual Retirement Account or a Qualified Plan also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).● Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).● Not all investment options may be available under your contract (see Appendix A: Underlying Mutual Funds Available Under the Contract).● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.● If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") for contracts issued on or after January 1, 1993 (as a percentage of purchase payments surrendered)	7%[1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993	5%[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Administrative Expense[3]	$30
Base Contract Expenses[4] (assessed as an annualized percentage of the Daily Net Assets)	1.30%
1As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans. [2]After the first year from the date of any purchase payment, the Contract Owner may withdraw 5% of that purchase payment without a CDSC.[3]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.[4]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and/or Administrative Charge, as appropriate. These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.40%	1.59%
Example This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The Example assumes: •a $100,000 investment in the contract for the time periods indicated; •a 5% return each year; •the maximum and the minimum annual underlying mutual fund expenses; •the seven year CDSC schedule; Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (1.59%)	$9,066	$13,377	$17,935	$33,471	*	$9,377	$15,935	$33,471	$3,066	$9,377	$15,935	$33,471
Minimum Annual Underlying Mutual Fund Expenses (0.40%)	$7,817	$9,625	$11,679	$21,001	*	$5,625	$9,679	$21,001	$1,817	$5,625	$9,679	$21,001
*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years
Transaction Expenses [Table Text Block]
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") for contracts issued on or after January 1, 1993 (as a percentage of purchase payments surrendered)	7%[1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993	5%[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

Deferred Sales Load (of Other Amount), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans. [2]After the first year from the date of any purchase payment, the Contract Owner may withdraw 5% of that purchase payment without a CDSC.
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Administrative Expense[3]	$30
Base Contract Expenses[4] (assessed as an annualized percentage of the Daily Net Assets)	1.30%
1As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans. [2]After the first year from the date of any purchase payment, the Contract Owner may withdraw 5% of that purchase payment without a CDSC.[3]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.[4]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and/or Administrative Charge, as appropriate. These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account.
Administrative Expense, Current [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and/or Administrative Charge, as appropriate. These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account.
Offered Starting [Date]	Jan. 01, 1993
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.40%	1.59%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.40%
Portfolio Company Expenses Maximum [Percent]	1.59%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,066
Surrender Expense, 1 Year, Minimum [Dollars]	7,817
Surrender Expense, 3 Years, Maximum [Dollars]	13,377
Surrender Expense, 3 Years, Minimum [Dollars]	9,625
Surrender Expense, 5 Years, Maximum [Dollars]	17,935
Surrender Expense, 5 Years, Minimum [Dollars]	11,679
Surrender Expense, 10 Years, Maximum [Dollars]	33,471
Surrender Expense, 10 Years, Minimum [Dollars]	21,001
Annuitized Expense, 3 Years, Maximum [Dollars]	9,377
Annuitized Expense, 3 Years, Minimum [Dollars]	5,625
Annuitized Expense, 5 Years, Maximum [Dollars]	15,935
Annuitized Expense, 5 Years, Minimum [Dollars]	9,679
Annuitized Expense, 10 Years, Maximum [Dollars]	33,471
Annuitized Expense, 10 Years, Minimum [Dollars]	21,001
No Surrender Expense, 1 Year, Maximum [Dollars]	3,066
No Surrender Expense, 1 Year, Minimum [Dollars]	1,817
No Surrender Expense, 3 Years, Maximum [Dollars]	9,377
No Surrender Expense, 3 Years, Minimum [Dollars]	5,625
No Surrender Expense, 5 Years, Maximum [Dollars]	15,935
No Surrender Expense, 5 Years, Minimum [Dollars]	9,679
No Surrender Expense, 10 Years, Maximum [Dollars]	33,471
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,001
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or less than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be equal to
or less than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	● Transfers are only permitted from the Fixed Account ● Only new purchase payments to the contract are eligible for the program ● Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	The Board of Trustees of Fidelity Advisor Series I approved the merger of the Fidelity Advisor Equity Income Fund: Class M (the "Target Fund") and the Fidelity Equity Dividend Income Fund: Fidelity Advisor Equity Dividend Income Fund: Class M (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about June 6th, 2025 (the "Effective Date"). As of the Effective Date, the following changes apply to the contract: •the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and •the Acquiring Fund will assume all liabilities of the Target Fund. Accordingly, the following changes apply to the prospectus: (1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Fidelity Advisor Equity Dividend Income Fund: Class M Investment Advisor: Fidelity Management & Research Company LLC (FMR)	1.08%	12.47%	9.09%	8.63%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund. Appendix A: Underlying Mutual Funds Available Under the Contract The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000024492NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000024492NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Fidelity Advisor Equity Dividend Income Fund: Class M Investment Advisor: Fidelity Management & Research Company LLC (FMR)	1.08%	12.47%	9.09%	8.63%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Alternative	abrdn Infrastructure Debt Fund - Institutional Service Class Investment Advisor: abrdn Inc. Subadvisor: abrdn Investments Limited	0.79%*	4.83%	-0.91%	1.03%
Equity	abrdn U.S. Small Cap Equity Fund - Class A This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: abrdn Inc.	1.39%*	15.66%	9.47%	9.67%
Equity	abrdn U.S. Sustainable Leaders Fund - Institutional Service Class Investment Advisor: abrdn Inc.	0.96%*	10.11%	7.94%	9.25%
Equity	Allspring Common Stock Fund - Class A This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.26%*	6.56%	7.38%	7.94%
Equity	Allspring Large Cap Growth Fund - Class A This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.02%*	30.13%	14.02%	13.29%
Equity	Allspring Special Large Cap Value Fund - Administrative Class Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.75%*	16.68%	9.29%	9.22%
Equity	American Century Disciplined Core Value Fund: Investor Class Investment Advisor: American Century Investment Management, Inc.	0.66%	13.26%	8.24%	8.29%
Equity	American Century Growth Fund: Investor Class This underlying mutual fund is only available in contracts for which good order applications were received before August 31, 2011 Investment Advisor: American Century Investment Management, Inc.	0.88%*	26.21%	16.41%	14.96%
Equity	American Century International Growth Fund: Investor Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: American Century Investment Management, Inc.	1.26%	2.31%	3.25%	4.68%
Fixed Income	American Century Short-Term Government Fund: Investor Class Investment Advisor: American Century Investment Management, Inc.	0.55%	3.54%	1.26%	1.10%
Equity	American Century Ultra® Fund: Investor Class Investment Advisor: American Century Investment Management, Inc.	0.91%*	29.55%	18.27%	16.44%
Equity	BNY Mellon Appreciation Fund, Inc.: Investor Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Fayez Sarofim & Co.	0.89%	12.42%	12.02%	11.44%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Allocation	BNY Mellon Balanced Opportunity Fund: Class Z This underlying mutual fund is only available in contracts for which good order applications were received before August 16, 2011 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management North America, LLC	0.98%*	12.29%	7.13%	7.16%
Fixed Income	BNY Mellon Core Plus Fund: Class A Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Insight North America LLC	0.70%*	2.09%	0.41%	2.09%
Equity	BNY Mellon S&P 500 Index Fund Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.50%*	24.40%	13.95%	12.54%
Equity	BNY Mellon Sustainable U.S. Equity Fund, Inc.: Class Z This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.76%*	24.67%	13.39%	11.41%
Fixed Income	Federated Hermes Corporate Bond Fund: Class F Shares Investment Advisor: Federated Investment Management Company	0.86%*	2.37%	0.47%	2.50%
Fixed Income	Federated Hermes Opportunistic High Yield Bond Fund: Service Shares Investment Advisor: Federated Investment Management Company	0.98%*	6.25%	3.95%	4.69%
Equity	Fidelity Advisor Equity Income Fund: Class M This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 3, 2025 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	1.09%	11.92%	8.47%	7.87%
Allocation	Fidelity Advisor® Balanced Fund: Class M Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.02%	15.35%	10.21%	8.96%
Fixed Income	Fidelity Advisor® Capital & Income Fund: Class M This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.20%*	10.05%	6.02%	6.18%
Equity	Fidelity Advisor® Growth Opportunities Fund: Class M Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.99%	38.37%	18.14%	17.78%
Fixed Income	Fidelity Capital & Income Fund This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.97%*	10.68%	6.62%	6.58%
Equity	Fidelity Equity-Income Fund Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.54%	15.29%	9.96%	9.23%
Equity	Fidelity Magellan® Fund Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	28.03%	14.76%	13.07%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Allocation	Fidelity Puritan Fund Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.48%	18.85%	11.14%	9.60%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%*	8.97%	2.74%	4.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.98%	4.81%	5.50%	6.06%
Allocation	Fidelity® Asset Manager 50% Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	8.46%	5.62%	5.92%
Allocation	Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A Investment Advisor: Franklin Mutual Advisers, LLC	1.00%	11.23%	5.87%	5.94%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014 Investment Advisor: Templeton Investment Counsel, LLC	1.06%*	-1.00%	2.60%	2.38%
Equity	Invesco - Invesco V.I. Global Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%
Equity	Invesco Discovery Mid Cap Growth Fund: Class A Investment Advisor: Invesco Advisers, Inc.	1.05%	24.12%	9.98%	11.21%
Equity	Invesco Global Fund: Class A This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Invesco Advisers, Inc.	1.05%	16.28%	9.26%	9.64%
Equity	Janus Henderson Forty Fund: Class T This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017 Investment Advisor: Janus Henderson Investors US LLC	0.76%	28.07%	15.16%	15.30%
Equity	Janus Henderson Global Research Fund: Class T This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Janus Henderson Investors US LLC	0.87%	23.39%	12.18%	10.38%
Equity	Janus Henderson Research Fund: Class T This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017 Investment Advisor: Janus Henderson Investors US LLC	0.79%	34.93%	16.58%	14.32%
Equity	Lazard US Small Cap Equity Select Portfolio - Open Shares (formerly, Lazard Retirement US Small Cap Equity Select Portfolio - Open Shares) Investment Advisor: Lazard Asset Management LLC	1.20%*	10.87%	5.48%	6.53%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	1.10%*	2.46%	3.39%	4.77%
Fixed Income	Macquarie High Income Fund - Institutional Class Investment Advisor: Delaware Management Company, Inc. Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Mangement Europe Limited, and Macquarie Investment Management Global Limited	0.63%*	6.24%	3.68%	4.36%
Fixed Income	MFS® Income Fund: Class A Investment Advisor: Massachusetts Financial Services Company	0.73%*	2.64%	0.79%	2.35%
Equity	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management North America, LLC	0.84%*	22.34%	12.67%	12.84%
Equity	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003 Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management North America, LLC	0.50%*	22.68%	13.03%	13.19%
Equity	Nationwide Fund: Class A This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 25, 2011 Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	0.88%*	21.68%	13.39%	11.89%
Equity	Nationwide Fund: Institutional Service Class Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	0.63%*	21.95%	13.65%	12.17%
Money Market	Nationwide Government Money Market Fund: Investor Shares Investment Advisor: Nationwide Fund Advisors Subadvisor: Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc.	0.54%*	4.80%	2.16%	1.42%
Fixed Income	Nationwide Inflation-Protected Securities Fund: Institutional Service Class Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.48%*	2.04%	1.52%	1.90%
Fixed Income	Nationwide Loomis Core Bond Fund: Eagle Class Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.45%*	1.96%	-0.10%	1.48%
Equity	Nationwide S&P 500 Index Fund: Service Class Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.58%	24.27%	13.87%	12.46%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.06%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.92%	12.63%	7.28%	7.48%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	3.82%	1.55%	2.52%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%	9.02%	4.90%	5.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	11.21%	6.47%	6.81%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	6.09%	3.20%	3.97%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.69%*	32.56%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	26.06%	22.23%	16.86%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.40%	5.49%	1.79%	1.96%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.23%*	-1.72%	0.88%	3.47%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.99%	4.25%	5.63%	4.05%
Equity	Neuberger Berman Genesis Fund: Trust Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.09%*	8.92%	8.36%	9.42%
Equity	Neuberger Berman Large Cap Growth Fund: Investor Class This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.81%	23.71%	16.93%	13.72%
Equity	Neuberger Berman Large Cap Value Fund: Investor Class This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.76%	10.94%	9.57%	9.47%
Equity	Neuberger Berman Sustainable Equity Fund: Trust Class Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%	27.93%	14.07%	11.43%
Equity	Templeton Foreign Fund: Class A This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Templeton Global Advisors Limited	1.10%*	-2.48%	3.35%	3.19%
Allocation	Virtus Tactical Allocation Fund: Class A Investment Advisor: Virtus Investment Advisers, LLC Subadvisor: Kayne Anderson Rudnick Investment Management, LLC (equity portion), an affiliate of VIA, and Newfleet Asset Management, (fixed income portion), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.	0.99%*	14.33%	7.26%	6.87%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Soloist | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Soloist | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]
Soloist | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]
Soloist | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
Soloist | EVOptionRiskMember
Prospectus:
Principal Risk [Text Block]
Soloist | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Soloist | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value and interest credited to Fixed Account allocations are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Soloist | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Soloist | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Soloist | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Soloist | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Soloist | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral provided through an Individual Retirement Account or a Qualified Plan also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Soloist | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.● Each investment option (including the Fixed Account) has its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Soloist | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Soloist | FidelityAdvsiorEquityDividendIncomeFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Advisor Equity Dividend Income Fund: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Soloist | abrdnGlobalAbsoluteReturnStrategiesFundInstitutionalServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	abrdn Infrastructure Debt Fund - Institutional Service Class
Portfolio Company Adviser [Text Block]	abrdn Inc.
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	1.03%
Soloist | abrdnUSSmallCapEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	abrdn U.S. Small Cap Equity Fund - Class A
Portfolio Company Adviser [Text Block]	abrdn Inc.
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	15.66%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	9.67%
Soloist | abrdnUSSustainableLeadersFundInstitutionalServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	abrdn U.S. Sustainable Leaders Fund - Institutional Service Class
Portfolio Company Adviser [Text Block]	abrdn Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.11%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Soloist | AllspringCommonStockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Common Stock Fund - Class A
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	7.94%
Soloist | AllspringLargeCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Large Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.13%
Average Annual Total Returns, 5 Years [Percent]	14.02%
Average Annual Total Returns, 10 Years [Percent]	13.29%
Soloist | AllspringSpecialLargeCapValueFundAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Special Large Cap Value Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.68%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Soloist | AmericanCenturyDisciplinedCoreValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Disciplined Core Value Fund: Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Soloist | AmericanCenturyGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Growth Fund: Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	26.21%
Average Annual Total Returns, 5 Years [Percent]	16.41%
Average Annual Total Returns, 10 Years [Percent]	14.96%
Soloist | AmericanCenturyInternationalGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century International Growth Fund: Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	2.31%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Soloist | AmericanCenturyShortTermGovernmentFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Century Short-Term Government Fund: Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	3.54%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Soloist | AmericanCenturyUltraFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Ultra® Fund: Investor Class
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	29.55%
Average Annual Total Returns, 5 Years [Percent]	18.27%
Average Annual Total Returns, 10 Years [Percent]	16.44%
Soloist | BNYMellonAppreciationFundIncInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Appreciation Fund, Inc.: Investor Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Soloist | BNYMellonBalancedOpportunityFundClassZMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BNY Mellon Balanced Opportunity Fund: Class Z
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Soloist | BNYMellonCorePlusFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BNY Mellon Core Plus Fund: Class A
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.09%
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Soloist | BNYMellonSP500IndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon S&P 500 Index Fund
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	24.40%
Average Annual Total Returns, 5 Years [Percent]	13.95%
Average Annual Total Returns, 10 Years [Percent]	12.54%
Soloist | BNYMellonSustainableUSEquityFundIncClassZMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Fund, Inc.: Class Z
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	24.67%
Average Annual Total Returns, 5 Years [Percent]	13.39%
Average Annual Total Returns, 10 Years [Percent]	11.41%
Soloist | FederatedHermesCorporateBondFundClassFSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Corporate Bond Fund: Class F Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	2.37%
Average Annual Total Returns, 5 Years [Percent]	0.47%
Average Annual Total Returns, 10 Years [Percent]	2.50%
Soloist | FederatedHermesOpportunisticHighYieldBondFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic High Yield Bond Fund: Service Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	6.25%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Soloist | FidelityAdvisorEquityIncomeFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Advisor Equity Income Fund: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	11.92%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Soloist | FidelityAdvisorBalancedFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Advisor® Balanced Fund: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Soloist | FidelityAdvisorCapitalIncomeFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Advisor® Capital & Income Fund: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	6.18%
Soloist | FidelityAdvisorGrowthOpportunitiesFundClassMMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Advisor® Growth Opportunities Fund: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	38.37%
Average Annual Total Returns, 5 Years [Percent]	18.14%
Average Annual Total Returns, 10 Years [Percent]	17.78%
Soloist | FidelityCapitalIncomeFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Capital & Income Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.68%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Soloist | FidelityEquityIncomeFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Equity-Income Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Soloist | FidelityMagellanFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Magellan® Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	28.03%
Average Annual Total Returns, 5 Years [Percent]	14.76%
Average Annual Total Returns, 10 Years [Percent]	13.07%
Soloist | FidelityPuritanFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Puritan Fund
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	9.60%
Soloist | FidelityVariableInsuranceProductsFundVIPHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Soloist | FidelityVariableInsuranceProductsFundVIPOverseasPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Soloist | FidelityAssetManager50Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity® Asset Manager 50%
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	8.46%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	5.92%
Soloist | FranklinMutualSeriesFundIncMutualSharesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Soloist | FranklinTempletonVariableInsuranceProductsTrustTempletonForeignVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Soloist | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.78%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Soloist | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	24.12%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Soloist | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Global Fund: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Soloist | JanusHendersonFortyFundClassTMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund: Class T
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	28.07%
Average Annual Total Returns, 5 Years [Percent]	15.16%
Average Annual Total Returns, 10 Years [Percent]	15.30%
Soloist | JanusHendersonGlobalResearchFundClassTMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund: Class T
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	23.39%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	10.38%
Soloist | JanusHendersonResearchFundClassTMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Henderson Research Fund: Class T
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	34.93%
Average Annual Total Returns, 5 Years [Percent]	16.58%
Average Annual Total Returns, 10 Years [Percent]	14.32%
Soloist | LazardUSSmallCapEquitySelectPortfolioOpenSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard US Small Cap Equity Select Portfolio - Open Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Soloist | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInternationalFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	2.46%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Soloist | MacquarieHighIncomeFundInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Macquarie High Income Fund - Institutional Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, Inc.
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Mangement Europe Limited, and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Soloist | MFSIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Income Fund: Class A
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Soloist | NationwideBNYMellonDynamicUSCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	22.34%
Average Annual Total Returns, 5 Years [Percent]	12.67%
Average Annual Total Returns, 10 Years [Percent]	12.84%
Soloist | NationwideBNYMellonDynamicUSCoreFundClassR6Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	22.68%
Average Annual Total Returns, 5 Years [Percent]	13.03%
Average Annual Total Returns, 10 Years [Percent]	13.19%
Soloist | NationwideFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Fund: Class A
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	21.68%
Average Annual Total Returns, 5 Years [Percent]	13.39%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Soloist | NationwideFundInstitutionalServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Fund: Institutional Service Class
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	21.95%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Soloist | NationwideGovernmentMoneyMarketFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Nationwide Government Money Market Fund: Investor Shares
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	1.42%
Soloist | NationwideInflationProtectedSecuritiesFundInstitutionalServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Inflation-Protected Securities Fund: Institutional Service Class
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	2.04%
Average Annual Total Returns, 5 Years [Percent]	1.52%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Soloist | NationwideLoomisCoreBondFundEagleClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Loomis Core Bond Fund: Eagle Class
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Soloist | NationwideSP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide S&P 500 Index Fund: Service Class
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	24.27%
Average Annual Total Returns, 5 Years [Percent]	13.87%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Soloist | NationwideVariableInsuranceTrustNVITFidelityInstitutionalAMRWorldwideFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.06%
Soloist | NationwideVariableInsuranceTrustNVITInvestorDestinationsAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.63%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Soloist | NationwideVariableInsuranceTrustNVITInvestorDestinationsConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Soloist | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Soloist | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	6.47%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Soloist | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.09%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Soloist | NationwideVariableInsuranceTrustNVITJPMorganLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	32.56%
Soloist | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	26.06%
Average Annual Total Returns, 5 Years [Percent]	22.23%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Soloist | NationwideVariableInsuranceTrustNVITLoomisShortTermBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Soloist | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(1.72%)
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Soloist | NationwideVariableInsuranceTrustNVITPutnamInternationalValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	4.25%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	4.05%
Soloist | NeubergerBermanGenesisFundTrustClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Fund: Trust Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	9.42%
Soloist | NeubergerBermanLargeCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Large Cap Growth Fund: Investor Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	16.93%
Average Annual Total Returns, 10 Years [Percent]	13.72%
Soloist | NeubergerBermanLargeCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Large Cap Value Fund: Investor Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Soloist | NeubergerBermanSustainableEquityFundTrustClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund: Trust Class
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	14.07%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Soloist | TempletonForeignFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Templeton Foreign Fund: Class A
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(2.48%)
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Soloist | VirtusTacticalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Virtus Tactical Allocation Fund: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management, LLC (equity portion), an affiliate of VIA, and Newfleet Asset Management, (fixed income portion), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	6.87%
Soloist | Previously Offered [Member]
Prospectus:
Deferred Sales Load (of Other Amount), Maximum [Percent]	5.00%
Offered Ending [Date]	Jan. 01, 1993
Soloist | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Operation of Benefit [Text Block]	Asset Rebalancing Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing. Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions). Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing. Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Soloist | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts● Transfers may not be directed to the Fixed Account● Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):•Nationwide Government Money Market Fund - Investor Sharesor to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire as to whether any Enhanced Fixed Account Dollar Cost Averaging programs are available. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month,
Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to
Sub-Account M and $500 to Sub-Account L.

Soloist | EnhancedFixedAccountDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account● Only new purchase payments to the contract are eligible for the program● Transfers may not be directed to the Fixed Account
Name of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Enhanced Fixed Account Dollar Cost Averaging Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has
allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost
Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-
Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed
Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.

Soloist | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Operation of Benefit [Text Block]	Systematic Withdrawals Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center. The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge). The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge). Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Soloist | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitDeath of Annuitant If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum; (2)as an annuity (see Annuity Payment Options); or (3)in any other manner permitted by law and approved by Nationwide. Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Calculation Method of Benefit [Text Block]	Standard Death Benefit For contracts issued on or after May 1, 1998 (or a later date if required by state law): •If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less an adjustment for amounts withdrawn. Any adjustment for amounts withdrawn will reduce the applicable factor in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). •If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away after her 75th birthday. To calculate the standard death benefit, on the date of Ms. P’s death, her Contract
Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously): •If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less any amounts withdrawn.
Example:
On August 1, which is before her Annuitization Date, Ms. R passes away prior to her 75th birthday. To calculate the standard death benefit, on the date of Ms. R’s death, her Contract
Value = $24,000. Her total purchase payments = $30,000, and Ms. R has withdrawn $2,000.
The death benefit for Ms. R’s contract will equal $28,000.

•If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.Death Benefit CalculationsThe value of each component of the death benefit calculation will be determined as of the date Nationwide receives: (1)proper proof of the Annuitant's death; (2)an election specifying the distribution method; and (3)any state required form(s).For contracts issued on or after May 1, 1998 (or a later date if required by state law): •If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less an adjustment for amounts withdrawn. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). •If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value. For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously): •If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less any amounts withdrawn. •If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value. If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option.